Summary of Significant Accounting Policies - Summary of Net Revenues Disaggregated Type of Revenue and Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disaggregation Of Revenue [Line Items]
Net revenues	$ 429,901	$ 472,878	$ 375,626	$ 202,393	$ 208,340	$ 243,049	$ 233,493	$ 215,583	$ 187,835	$ 184,481	$ 183,578	$ 168,451	$ 1,480,798	$ 900,465	$ 724,345
Casino
Disaggregation Of Revenue [Line Items]
Net revenues													1,085,014	591,471	542,604
Pari-mutuel Commissions
Disaggregation Of Revenue [Line Items]
Net revenues													14,013	8,544	8,996
Food and Beverage
Disaggregation Of Revenue [Line Items]
Net revenues													198,246	155,217	102,821
Hotel
Disaggregation Of Revenue [Line Items]
Net revenues													133,338	100,462	43,894
Other
Disaggregation Of Revenue [Line Items]
Net revenues													50,187	44,771	26,030
Corporate
Disaggregation Of Revenue [Line Items]
Net revenues													506
Corporate | Other
Disaggregation Of Revenue [Line Items]
Net revenues													506
West Segment | Operating Segment
Disaggregation Of Revenue [Line Items]
Net revenues													410,319	327,541	130,212
West Segment | Operating Segment | Casino
Disaggregation Of Revenue [Line Items]
Net revenues													186,779	121,623	52,547
West Segment | Operating Segment | Food and Beverage
Disaggregation Of Revenue [Line Items]
Net revenues													102,244	96,708	45,556
West Segment | Operating Segment | Hotel
Disaggregation Of Revenue [Line Items]
Net revenues													91,811	79,880	23,502
West Segment | Operating Segment | Other
Disaggregation Of Revenue [Line Items]
Net revenues													29,485	29,330	8,607
Midwest Segment | Operating Segment
Disaggregation Of Revenue [Line Items]
Net revenues													268,879
Midwest Segment | Operating Segment | Casino
Disaggregation Of Revenue [Line Items]
Net revenues													231,366
Midwest Segment | Operating Segment | Food and Beverage
Disaggregation Of Revenue [Line Items]
Net revenues													20,452
Midwest Segment | Operating Segment | Hotel
Disaggregation Of Revenue [Line Items]
Net revenues													12,177
Midwest Segment | Operating Segment | Other
Disaggregation Of Revenue [Line Items]
Net revenues													4,884
South Segment | Operating Segment
Disaggregation Of Revenue [Line Items]
Net revenues													338,259	133,557	138,317
South Segment | Operating Segment | Casino
Disaggregation Of Revenue [Line Items]
Net revenues													262,937	92,108	98,051
South Segment | Operating Segment | Pari-mutuel Commissions
Disaggregation Of Revenue [Line Items]
Net revenues													5,743
South Segment | Operating Segment | Food and Beverage
Disaggregation Of Revenue [Line Items]
Net revenues													42,114	26,133	25,028
South Segment | Operating Segment | Hotel
Disaggregation Of Revenue [Line Items]
Net revenues													21,459	12,246	11,940
South Segment | Operating Segment | Other
Disaggregation Of Revenue [Line Items]
Net revenues													6,006	3,070	3,298
East Segment | Operating Segment
Disaggregation Of Revenue [Line Items]
Net revenues													462,835	439,367	455,816
East Segment | Operating Segment | Casino
Disaggregation Of Revenue [Line Items]
Net revenues													403,932	377,740	392,006
East Segment | Operating Segment | Pari-mutuel Commissions
Disaggregation Of Revenue [Line Items]
Net revenues													8,270	8,544	8,996
East Segment | Operating Segment | Food and Beverage
Disaggregation Of Revenue [Line Items]
Net revenues													33,436	32,376	32,237
East Segment | Operating Segment | Hotel
Disaggregation Of Revenue [Line Items]
Net revenues													7,891	8,336	8,452
East Segment | Operating Segment | Other
Disaggregation Of Revenue [Line Items]
Net revenues													$ 9,306	$ 12,371	$ 14,125